N-4	May 01, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	TRANSAMERICA VARIABLE FUNDS
Entity Central Index Key	0000916943
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]
Appendix- Portfolio Companies Available Under The Contract
The following is a list of current Portfolio Companies available under the Contract which are subject to change as discussed in this prospectus. Depending on the separate account of your Contract, you may not be able to invest in certain Portfolio Companies. Not all investment options listed in this prospectus may be available to you. Please refer to your employer’s plan documents for a list of Portfolio Companies that are available in your Plan.
More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.trsretire.com. You can also request this information at no cost by calling our Administrative Office at 1‑(800) 755‑5801.
The current expenses and performance below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Type/ Investment Objective	Portfolio Company/ Investment Option and Adviser/Sub‑Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Years	10 Years
Money Market	Transamerica Government Money Market*,1 Sub‑Adviser: BlackRock Investment Management, LLC	0.31%	0.70%	0.43%	0.21%
Bond	Transamerica Core Bond[4] Sub‑Adviser: Aegon USA Investment Management, LLC	0.42%	-14.11%	-1.04%	0.26%
	High Yield Bond[5]	0.60%	-12.36%	0.65%	2.57%

	Sub‑Adviser: Aegon USA Investment Management, LLC
	Transamerica Inflation Opportunities[3,13] Sub‑Adviser: PineBridge Investments LLC	0.50%	N/A	N/A	N/A
	Transamerica Short Term Bond[2,12] Sub‑Adviser: Aegon USA Investment Management, LLC	0.41%	N/A	N/A	N/A
Allocation	Transamerica Balanced II6 Sub‑Adviser: Aegon USA Investment Management, LLC	0.58%	-17.08%	4.82%	6.96%
U.S. Equity	Transamerica Large Value Opportunities[7] Sub‑Adviser: PineBridge Investments LLC	0.50%	-4.75%	5.61%	9.05%
	Transamerica Large Core ESG[8] Sub‑Adviser: PineBridge Investments LLC	0.52%	-17.53%	7.06%	10.79%
	Transamerica Large Growth[9] Sub‑Adviser: Morgan Stanley Investment Management Inc.	0.70%	-46.50%	5.56%	10.54%
	Transamerica Small Cap Growth[10] Sub‑Adviser: Ranger Investment Management, LP	1.00%	-31.63%	N/A	N/A
	Transamerica Small Cap Value [10] Sub‑Adviser: Peregrine Capital Management LLC	0.84%	-13.82%	N/A	N/A
International Equity	Transamerica International Equity[11] Sub‑Adviser: Thompson, Siegel & Walmsley LLC	0.75%	-14.99%	0.10%	2.04%
Multi-asset	Calvert VP SRI Balanced Portfolio Adviser: Calvert Research and Management	0.64%	-16.35%	5.23%	6.44%

*Government Money Market: The 7‑Day Yield was 2.54% as of December 31, 2022 The 7‑Day Effective Yield was 2.57% as of December 31, 2022
(1) Total returns calculated for any period for the Government Money Market reflect the performance of the Transamerica Partners Government Money Market Portfolio prior to October 13, 2017 and the performance of the Transamerica Government Money Market Fund thereafter.

(2) Transamerica Short Term Bond was added effective December 9, 2022 and as of December 31, 2021 does not have any annualized total returns.
(3) Transamerica Inflation Opportunities, share class I3 will be added effective October 27, 2023 and does not have any annualized total returns.
(4) Total returns calculated for any period for the Intermediate Bond reflect the performance of the Transamerica Partners Core Bond Portfolio prior to March 24, 2017 and the performance of the Transamerica Intermediate Bond Fund thereafter. Effective November 1, 2022, Transamerica Intermediate Bond was renamed Transamerica Core Bond.

(5) Total returns calculated for any period for the High Yield Bond reflect the performance of the Transamerica Partners High Yield Bond Portfolio prior to March 24, 2017 and the performance of the Transamerica High Yield Bond Fund thereafter.

(6) Total returns calculated for any period for the Balanced II reflect the performance of the Transamerica Partners Balanced Portfolio prior to September 15, 2017 and the performance of the Transamerica Balanced II Fund thereafter.

(7) Total returns calculated for any period for the Large Value Opportunities reflect the performance of the Transamerica Partners Large Value Portfolio prior to May 5, 2017 and the performance of the Transamerica Large Value Opportunities thereafter.

(8) Total returns calculated for any period for the Large Core reflect the performance of the Transamerica Partners Large Core Portfolio prior to March 10, 2017 and the performance of the Transamerica Large Core Fund thereafter. Effective March 1, 2023, Transamerica Large Core was renamed Transamerica Large Core ESG.

(9) Total returns calculated for any period for the Large )Growth reflect the performance of the Transamerica Partners Large Growth Portfolio prior to March 10, 2017 and the performance of the Transamerica Large Growth Fund thereafter.

(10) Small Cap Growth and Small Cap Value were added effective July 31, 2020, and as of December 31, 2022, do not have five or ten year annualized total returns.

(11) Total returns calculated for any period for the International Equity reflect the performance of the Transamerica Partners International Equity Portfolio prior to March 10, 2017 and the performance of the Transamerica International Equity Fund thereafter.

(12) Effective December 9, 2022, Transamerica High Quality Bond Fund merged into Transamerica Short-Term Bond Fund.
(13) Effective October 27, 2023, Transamerica Inflation-Protected Securities Fund will merge into Transamerica Inflation Opportunities Fund.
Note: All Transamerica Fund underlying fund portfolios are advised by Transamerica Asset Management. The entities listed are the sub‑advisers unless otherwise indicated.

Prospectuses Available [Text Block]
The following is a list of current Portfolio Companies available under the Contract which are subject to change as discussed in this prospectus. Depending on the separate account of your Contract, you may not be able to invest in certain Portfolio Companies. Not all investment options listed in this prospectus may be available to you. Please refer to your employer’s plan documents for a list of Portfolio Companies that are available in your Plan.
More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.trsretire.com. You can also request this information at no cost by calling our Administrative Office at 1‑(800) 755‑5801.
The current expenses and performance below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

Type/ Investment Objective	Portfolio Company/ Investment Option and Adviser/Sub‑Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Years	10 Years
Money Market	Transamerica Government Money Market*,1 Sub‑Adviser: BlackRock Investment Management, LLC	0.31%	0.70%	0.43%	0.21%
Bond	Transamerica Core Bond[4] Sub‑Adviser: Aegon USA Investment Management, LLC	0.42%	-14.11%	-1.04%	0.26%
	High Yield Bond[5]	0.60%	-12.36%	0.65%	2.57%

	Sub‑Adviser: Aegon USA Investment Management, LLC
	Transamerica Inflation Opportunities[3,13] Sub‑Adviser: PineBridge Investments LLC	0.50%	N/A	N/A	N/A
	Transamerica Short Term Bond[2,12] Sub‑Adviser: Aegon USA Investment Management, LLC	0.41%	N/A	N/A	N/A
Allocation	Transamerica Balanced II6 Sub‑Adviser: Aegon USA Investment Management, LLC	0.58%	-17.08%	4.82%	6.96%
U.S. Equity	Transamerica Large Value Opportunities[7] Sub‑Adviser: PineBridge Investments LLC	0.50%	-4.75%	5.61%	9.05%
	Transamerica Large Core ESG[8] Sub‑Adviser: PineBridge Investments LLC	0.52%	-17.53%	7.06%	10.79%
	Transamerica Large Growth[9] Sub‑Adviser: Morgan Stanley Investment Management Inc.	0.70%	-46.50%	5.56%	10.54%
	Transamerica Small Cap Growth[10] Sub‑Adviser: Ranger Investment Management, LP	1.00%	-31.63%	N/A	N/A
	Transamerica Small Cap Value [10] Sub‑Adviser: Peregrine Capital Management LLC	0.84%	-13.82%	N/A	N/A
International Equity	Transamerica International Equity[11] Sub‑Adviser: Thompson, Siegel & Walmsley LLC	0.75%	-14.99%	0.10%	2.04%
Multi-asset	Calvert VP SRI Balanced Portfolio Adviser: Calvert Research and Management	0.64%	-16.35%	5.23%	6.44%

*Government Money Market: The 7‑Day Yield was 2.54% as of December 31, 2022 The 7‑Day Effective Yield was 2.57% as of December 31, 2022
(1) Total returns calculated for any period for the Government Money Market reflect the performance of the Transamerica Partners Government Money Market Portfolio prior to October 13, 2017 and the performance of the Transamerica Government Money Market Fund thereafter.

(2) Transamerica Short Term Bond was added effective December 9, 2022 and as of December 31, 2021 does not have any annualized total returns.
(3) Transamerica Inflation Opportunities, share class I3 will be added effective October 27, 2023 and does not have any annualized total returns.
(4) Total returns calculated for any period for the Intermediate Bond reflect the performance of the Transamerica Partners Core Bond Portfolio prior to March 24, 2017 and the performance of the Transamerica Intermediate Bond Fund thereafter. Effective November 1, 2022, Transamerica Intermediate Bond was renamed Transamerica Core Bond.

(5) Total returns calculated for any period for the High Yield Bond reflect the performance of the Transamerica Partners High Yield Bond Portfolio prior to March 24, 2017 and the performance of the Transamerica High Yield Bond Fund thereafter.

(6) Total returns calculated for any period for the Balanced II reflect the performance of the Transamerica Partners Balanced Portfolio prior to September 15, 2017 and the performance of the Transamerica Balanced II Fund thereafter.

(7) Total returns calculated for any period for the Large Value Opportunities reflect the performance of the Transamerica Partners Large Value Portfolio prior to May 5, 2017 and the performance of the Transamerica Large Value Opportunities thereafter.

(8) Total returns calculated for any period for the Large Core reflect the performance of the Transamerica Partners Large Core Portfolio prior to March 10, 2017 and the performance of the Transamerica Large Core Fund thereafter. Effective March 1, 2023, Transamerica Large Core was renamed Transamerica Large Core ESG.

(9) Total returns calculated for any period for the Large )Growth reflect the performance of the Transamerica Partners Large Growth Portfolio prior to March 10, 2017 and the performance of the Transamerica Large Growth Fund thereafter.

(10) Small Cap Growth and Small Cap Value were added effective July 31, 2020, and as of December 31, 2022, do not have five or ten year annualized total returns.

(11) Total returns calculated for any period for the International Equity reflect the performance of the Transamerica Partners International Equity Portfolio prior to March 10, 2017 and the performance of the Transamerica International Equity Fund thereafter.

(12) Effective December 9, 2022, Transamerica High Quality Bond Fund merged into Transamerica Short-Term Bond Fund.
(13) Effective October 27, 2023, Transamerica Inflation-Protected Securities Fund will merge into Transamerica Inflation Opportunities Fund.
Note: All Transamerica Fund underlying fund portfolios are advised by Transamerica Asset Management. The entities listed are the sub‑advisers unless otherwise indicated.

S000007798 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	Transamerica Government Money Market	[1],[2]
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	0.70%
Average Annual Total Returns, 5 Years [Percent]	0.43%
Average Annual Total Returns, 10 Years [Percent]	0.21%
S000044275 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Bond
Portfolio Company Name [Text Block]	Transamerica Core Bond	[3]
Portfolio Company Subadviser [Text Block]	Aegon USA Investment Management, LLC
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	(14.11%)
Average Annual Total Returns, 5 Years [Percent]	(1.04%)
Average Annual Total Returns, 10 Years [Percent]	0.26%
S000007793 [Member]
Prospectus:
Portfolio Company Name [Text Block]	High Yield Bond	[4]
Portfolio Company Subadviser [Text Block]	Aegon USA Investment Management, LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(12.36%)
Average Annual Total Returns, 5 Years [Percent]	0.65%
Average Annual Total Returns, 10 Years [Percent]	2.57%
S000054680 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Transamerica Inflation Opportunities	[5],[6]
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
S000007799 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Transamerica Short Term Bond	[7],[8]
Portfolio Company Subadviser [Text Block]	Aegon USA Investment Management, LLC
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
S000054678 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Transamerica Balanced II	[9]
Portfolio Company Subadviser [Text Block]	Aegon USA Investment Management, LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	(17.08%)
Average Annual Total Returns, 5 Years [Percent]	4.82%
Average Annual Total Returns, 10 Years [Percent]	6.96%
S000054683 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	Transamerica Large Value Opportunities	[10]
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(4.75%)
Average Annual Total Returns, 5 Years [Percent]	5.61%
Average Annual Total Returns, 10 Years [Percent]	9.05%
S000054681 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Transamerica Large Core ESG	[11]
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(17.53%)
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	10.79%
S000054682 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Transamerica Large Growth	[12]
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(46.50%)
Average Annual Total Returns, 5 Years [Percent]	5.56%
Average Annual Total Returns, 10 Years [Percent]	10.54%
S000038166 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Transamerica Small Cap Growth	[13]
Portfolio Company Subadviser [Text Block]	Ranger Investment Management, LP
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(31.63%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
S000036913 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Transamerica Small Cap Value	[13]
Portfolio Company Subadviser [Text Block]	Peregrine Capital Management LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(13.82%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
S000030928 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Transamerica International Equity	[14]
Portfolio Company Subadviser [Text Block]	Thompson, Siegel & Walmsley LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(14.99%)
Average Annual Total Returns, 5 Years [Percent]	0.10%
Average Annual Total Returns, 10 Years [Percent]	2.04%
S000008726 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Multi-asset
Portfolio Company Name [Text Block]	Calvert VP SRI Balanced Portfolio
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(16.35%)
Average Annual Total Returns, 5 Years [Percent]	5.23%
Average Annual Total Returns, 10 Years [Percent]	6.44%

[1]	Government Money Market: The 7-Day Yield was 2.54% as of December 31, 2022 The 7-Day Effective Yield was 2.57% as of December 31, 2022
[2]	Total returns calculated for any period for the Government Money Market reflect the performance of the Transamerica Partners Government Money Market Portfolio prior to October 13, 2017 and the performance of the Transamerica Government Money Market Fund thereafter.
[3]	Total returns calculated for any period for the Intermediate Bond reflect the performance of the Transamerica Partners Core Bond Portfolio prior to March 24, 2017 and the performance of the Transamerica Intermediate Bond Fund thereafter. Effective November 1, 2022, Transamerica Intermediate Bond was renamed Transamerica Core Bond.
[4]	Total returns calculated for any period for the High Yield Bond reflect the performance of the Transamerica Partners High Yield Bond Portfolio prior to March 24, 2017 and the performance of the Transamerica High Yield Bond Fund thereafter.
[5]	Effective October 27, 2023, Transamerica Inflation-Protected Securities Fund will merge into Transamerica Inflation Opportunities Fund.
[6]	Transamerica Inflation Opportunities, share class I3 will be added effective October 27, 2023 and does not have any annualized total returns.
[7]	Effective December 9, 2022, Transamerica High Quality Bond Fund merged into Transamerica Short-Term Bond Fund.
[8]	Transamerica Short Term Bond was added effective December 9, 2022 and as of December 31, 2021 does not have any annualized total returns.
[9]	Total returns calculated for any period for the Balanced II reflect the performance of the Transamerica Partners Balanced Portfolio prior to September 15, 2017 and the performance of the Transamerica Balanced II Fund thereafter.
[10]	Total returns calculated for any period for the Large Value Opportunities reflect the performance of the Transamerica Partners Large Value Portfolio prior to May 5, 2017 and the performance of the Transamerica Large Value Opportunities thereafter.
[11]	Total returns calculated for any period for the Large Core reflect the performance of the Transamerica Partners Large Core Portfolio prior to March 10, 2017 and the performance of the Transamerica Large Core Fund thereafter. Effective March 1, 2023, Transamerica Large Core was renamed Transamerica Large Core ESG.
[12]	Total returns calculated for any period for the Large )Growth reflect the performance of the Transamerica Partners Large Growth Portfolio prior to March 10, 2017 and the performance of the Transamerica Large Growth Fund thereafter.
[13]	Small Cap Growth and Small Cap Value were added effective July 31, 2020, and as of December 31, 2022, do not have five or ten year annualized total returns.
[14]	Total returns calculated for any period for the International Equity reflect the performance of the Transamerica Partners International Equity Portfolio prior to March 10, 2017 and the performance of the Transamerica International Equity Fund thereafter.